Organization, Consolidation and Presentation of Financial Statements	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Overview and Basis of Presentation	Overview and Basis of Presentation
OVERVIEW
Corebridge Financial, Inc. (“Corebridge Parent”) is a leading provider of retirement solutions and life insurance products in the United States. Our primary business operations consist of life and annuity products that include term life insurance, universal life insurance, variable universal life insurance and whole life insurance, accident and health insurance, single- and flexible-premium deferred fixed and variable annuities, fixed index deferred annuities, single-premium immediate and delayed-income annuities, group annuities, private placement variable annuities, structured settlements, corporate- and bank-owned life insurance, guaranteed investment contracts (‘‘GICs’’) funding agreements, stable value wrap products and pension risk transfer. Our institutional asset management business includes managing assets for non-consolidated affiliates. Corebridge Parent common stock, par value $0.01 per share, is listed on the New York Stock Exchange (NYSE:CRBG). The terms “Corebridge,” “we,” “us,” “our” or the “Company” mean Corebridge Parent and its consolidated or combined subsidiaries, unless the context refers to Corebridge Parent only.
These financial statements present the consolidated and combined results of operations, financial condition and cash flows of the Company. On September 19, 2022, we completed an initial public offering (the “IPO”) in which American International Group, Inc. (“AIG Parent”) sold 80,000,000 shares of Corebridge Parent common stock to the public. As of December 31, 2022, AIG owns 77.7% of the outstanding common stock of Corebridge Parent. AIG Parent is a publicly traded entity, listed on the New York Stock Exchange (NYSE:AIG). The term “AIG” means AIG Parent and its consolidated subsidiaries, unless the context refers to AIG Parent only.
Prior to the IPO, we underwent a reorganization (the “Reorganization”) to ensure that we held all of AIG’s life and retirement business and substantially all of its investment management operations. The Reorganization was completed on December 31, 2021. As of December 31, 2022, subsidiaries of Corebridge Parent include: AGC Life Insurance Company (“AGC”), American General Life Insurance Company (“AGL”), The Variable Annuity Life Insurance Company (“VALIC”), The United States Life Insurance Company in the City of New York (“USL”), AIG Life of Bermuda, Ltd. (“AIG Bermuda”), AIG Life Ltd. (“AIG Life (United Kingdom)”) and its subsidiary, Laya Healthcare Ltd. (“Laya”), and SAFG Capital LLC and its subsidiaries.
These financial statements include the results of Corebridge Parent, its controlled subsidiaries (generally through a greater than 50% ownership of voting rights and voting interests) and variable interest entities (“VIEs”) of which we are the primary beneficiary. Equity investments in entities that we do not consolidate, including corporate entities in which we have significant influence and partnership and partnership-like entities in which we have more than minor influence over the operating and financial policies, are accounted for under the equity method unless we have elected the fair value option.
BASIS OF PRESENTATION
The financial statements presented for periods on or after December 31, 2021, the date on which the Reorganization was completed, are presented on a consolidated basis, and include the financial position, results of operations and cash flows of the Company. The financial statements for the periods prior to December 31, 2021 are presented on a combined basis, and reflect the historical combined financial position, results of operations and cash flows of Corebridge, AIG Capital Corporation (“Cap Corp”), AIG Life (United Kingdom) and Laya, as the operations were under common control of AIG and reflect the historical combined financial position, results of operations and cash flows of those legal entities.
The Reorganization, completed on December 31, 2021, included the contribution of various subsidiaries of AIG into Corebridge. AIG Life (UK) was contributed to Corebridge on May 1, 2021. Effective May 1, 2021, Corebridge subscribed for an ordinary share in Laya, and Laya redeemed the only other share then in issue which was held by AIG, resulting in Corebridge being the sole shareholder of Laya. The annual consolidated financial statements as of December 31, 2021 included the results of operations, financial condition and cash flows of Laya and AIG Life Ltd. Accordingly, the contribution of these entities to Corebridge did not result in the need to restate prior periods in accordance with the accounting treatment for common control transactions.
On October 1, 2021, two Cap Corp subsidiaries were sold to a Corebridge affiliate. On October 29, 2021, a Cap Corp subsidiary was sold to a Corebridge affiliate. On December 31, 2021, certain direct and indirect subsidiaries of Cap Corp were transferred to a newly created holding company and subsidiary of Cap Corp, SAFG Capital LLC (‘‘SAFG Capital’’). On December 31, 2021, Cap Corp’s interest in SAFG Capital was distributed from Cap Corp to AIG and AIG subsequently contributed its interest to Corebridge. Cap Corp and certain of its subsidiaries remain consolidated subsidiaries of AIG. The contribution of SAFG Capital to the Company was treated as a common control transaction with the Company being the receiving entity, and the subsidiaries not contributed were treated as common control transactions with the Company being the transferring entity, both during the year ended December 31, 2021.
In connection with the Reorganization, we and AIG entered into agreements under which we purchased AIG Technologies, Inc. (“AIGT”) and Eastgreen, Inc. (“Eastgreen”) from AIG on February 28, 2022 for total consideration of $107 million. AIGT provides data processing, technology and infrastructure services to Corebridge and AIG entities in the United States, including management of AIG hardware and networks. AIGT utilizes two data centers to provide its services. The real estate related to the two data centers is owned by Eastgreen. To the extent needed, AIGT will continue to provide services to AIG for a transition period.
The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States (‘‘GAAP’’). All material intercompany accounts and transactions between consolidated or combined entities have been eliminated. The balance sheet as of December 31, 2021 includes the attribution of certain assets and liabilities that have historically been held at AIG or certain of its subsidiaries not included in the historically combined Corebridge financial statements. Similarly, certain assets attributable to shared services managed at AIG have been excluded. The Company’s consolidated financial statements reflect certain corporate expenses allocated to the Company by AIG for certain corporate functions and for shared services provided by AIG. These expenses have been allocated to the Company based on direct usage or benefit where specifically identifiable, with the remainder allocated based upon other reasonable allocation measures. The Company considers the expense methodology and results to be reasonable for all periods presented.
Our historical financial results included in the Company’s financial statements do not necessarily reflect the financial condition, results of operations or cash flows we would have achieved as a stand-alone company during the periods presented or those we will achieve in the future. The Company has recorded affiliated transactions with certain AIG subsidiaries that are not subsidiaries of Corebridge which have not been eliminated in the consolidated or combined financial statements of the Company. The accompanying financial statements reflect all normal recurring adjustments, including eliminations of material intercompany accounts and transactions, necessary in the opinion of management for a fair statement of our financial position, results of operations and cash flows for the periods presented.
SIGNIFICANT TRANSACTIONS
Strategic Partnership with Blackstone
On November 2, 2021, Argon Holdco LLC (“Argon”), a wholly owned subsidiary of Blackstone, Inc. (“Blackstone”), acquired a 9.9% equity stake in Corebridge and Corebridge entered into a long-term asset management relationship with Blackstone.
Pursuant to the partnership, we initially transferred management of $50 billion of our existing investment portfolio. Beginning in the fourth quarter of 2022, we transferred an additional $2.1 billion to Blackstone. The amount managed by Blackstone will increase to $92.5 billion by the third quarter of 2027. As of December 31, 2022, the book value of the assets managed by Blackstone was $48.9 billion.
Pursuant to the Stockholders’ Agreement that we entered into with AIG Parent and Argon at the time of acquisition of Argon’s equity stake in Corebridge, Argon may not sell its ownership interest in Corebridge, subject to certain exceptions. These exceptions, among others, permit Argon to sell 25%, 67% and 75% of its shares after the first, second and third anniversaries, respectively, of the IPO, with the transfer restrictions terminating in full on the fifth anniversary of the IPO. Additionally, until Argon no longer owns at least 50% of its initial investment in
Corebridge, it will have the right to designate for nomination for election one member of the Corebridge board of directors.
On November 1, 2021, Corebridge Parent declared a dividend payable to AIG in the amount of $8.3 billion. In connection with that dividend, Corebridge Parent issued a promissory note to AIG Parent in the amount of $8.3 billion. The promissory note to AIG Parent was paid in full during 2022.
On December 15, 2021, Corebridge and Blackstone Real Estate Income Trust (“BREIT”), a long-term, perpetual capital vehicle affiliated with Blackstone, completed the acquisition by BREIT of Corebridge’s interests in a U.S. affordable housing portfolio for $4.9 billion, in an all cash transaction, subject to certain adjustments, resulting in a pre-tax gain of $3.0 billion.
Sale of Certain Assets of Our Retail Mutual Funds Business
On February 8, 2021, we announced the execution of a definitive agreement with Touchstone Investments, Inc. (“Touchstone”), an indirect wholly owned subsidiary of Western & Southern Financial Group, to sell certain assets of our retail mutual funds business. This sale consisted of the reorganization of twelve of the retail mutual funds managed by our subsidiary SunAmerica Asset Management, LLC (“SAAMCo”) into certain Touchstone funds. The transaction closed on July 16, 2021, at which time we received initial proceeds and recognized a gain on the sale of $103 million. Concurrently, the twelve retail mutual funds managed by SAAMCo, with $6.8 billion in assets, were reorganized into Touchstone funds. Additional consideration has been and may be earned over a three-year period based on asset levels in certain reorganized funds. Six retail mutual funds managed by SAAMCo and not included in the transaction were liquidated. We continue to retain our fund management platform and capabilities dedicated to our variable annuity insurance products.
FORTITUDE HOLDINGS
Reinsurance agreements
AIG established Fortitude Reinsurance Company, Ltd. (‘‘Fortitude Re’’), a wholly owned subsidiary of Fortitude Group Holdings, LLC (‘‘Fortitude Holdings’’), in 2018 in a series of reinsurance transactions related to certain of AIG’s legacy operations. In February 2018, AGL, VALIC, and USL entered into modified coinsurance (‘‘modco’’) agreements with Fortitude Re, a registered Class 4 and Class E reinsurer in Bermuda. As these reinsurance transactions are structured as modco, Corebridge continues to reflect the invested assets, which consist mostly of available for sale securities, supporting Fortitude Re’s obligations, in Corebridge’s financial statements. Additionally, AIG Bermuda novated its assumption of certain long-duration contracts from an affiliated entity to Fortitude Re.
On July 1, 2020, AGL and USL amended the modco agreements. Under the terms of the amendment, certain business ceded to Fortitude Re was recaptured by the Company and certain additional business was ceded by the Company to Fortitude Re. We recorded an additional $91 million loss associated with this amendment.
As our accounting policy is to include reinsurance balances when performing loss recognition testing and as there will be no future profits recognized on this business, we do not expect any future loss recognition events related to business ceded to Fortitude Re, absent any decisions by the Company to recapture the business.
Sale of Fortitude Holdings by AIG
In November 2018, AIG sold a 19.9% ownership interest in Fortitude Holdings to TC Group Cayman Investments Holdings, L.P. (‘‘TCG’’), an affiliate of Carlyle. On June 2, 2020, AIG completed the sale of a majority of the interests in Fortitude Holdings to Carlyle FRL, L.P. (‘‘Carlyle FRL’’), an investment fund advised by an affiliate of The Carlyle Group Inc. (‘‘Carlyle’’), and T&D United Capital Co., Ltd. (‘‘T&D’’), a subsidiary of T&D Holdings, Inc., under the terms of a membership interest purchase agreement entered into on November 25, 2019 by and among AIG, Fortitude Holdings, Carlyle FRL, Carlyle, T&D and T&D Holdings, Inc. (the ‘‘Majority Interest Fortitude Sale’’). As a result of completion of the Majority Interest Fortitude Sale, Carlyle FRL purchased from AIG a 51.6% ownership interest in Fortitude Holdings and T&D purchased from AIG a 25% ownership interest in
Fortitude Holdings; AIG retained a 3.5% ownership interest in Fortitude Holdings and one seat on its Board of Managers. On October 1, 2021, AIG, Inc. contributed its remaining 3.5% ownership interest in Fortitude Group Holdings, LLC to Corebridge.
As of December 31, 2022, and 2021, respectively, approximately $27.8 billion and $28.5 billion of reserves related to business written by Corebridge, had been ceded to Fortitude Re under these reinsurance transactions. As of closing of the Majority Interest Fortitude Sale, these reinsurance transactions are no longer considered affiliated transactions.
Following closing of the Majority Interest Fortitude Sale in the second quarter of 2020, AIG contributed $135 million of its proceeds from the Majority Interest Fortitude Sale to USL.
For further details on this transaction see Note 7.
USE OF ESTIMATES
The preparation of financial statements in accordance with U.S. GAAP requires the application of accounting policies that often involve a significant degree of judgment. Accounting policies that we believe are most dependent on the application of estimates and assumptions are considered our critical accounting estimates and are related to the determination of:
•fair value measurements of certain financial assets and liabilities;
•valuation of liabilities for guaranteed benefit features of variable annuity products, fixed annuity products and fixed index annuity products, including the valuation of embedded derivatives;
•estimated gross profits (“EGPs”) to value deferred policy acquisition costs (“DAC”) and unearned revenue (“URR”) for investment-oriented products, such as universal life insurance, variable and fixed annuities and fixed index annuities;
•valuation of future policy benefit liabilities and timing and extent of loss recognition;
•valuation of embedded derivatives for fixed index annuity and life products;
•reinsurance assets, including the allowance for credit losses;
•allowance for credit losses primarily on loans and available-for-sale fixed maturity securities;
•goodwill impairment; and
•income tax assets and liabilities, including recoverability of our net deferred tax asset and the predictability of future tax operating profitability of the character necessary to realize the net deferred tax asset.
These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, our consolidated financial condition, results of operations and cash flows could be materially affected.